Provision for decommissioning costs (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provision For Decommissioning Costs
Opening balance	$ 26,203	$ 23,203
Adjustment to provision	(610)	9,373
Transfers related to liabilities held for sale	97	(407)
Use of provisions	(1,763)	(1,464)
Interest accrued	1,295	970
Others	(14)	26
Translation adjustment	3,305	(5,498)
Closing balance	$ 28,513	$ 26,203